Related party balances and transactions - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Related party balances and transactions
Lease liabilities	$ 4,677	$ 6,973
Transactions related to variable equipment leases with other related parties that are excluded from the lease liability	5,969	5,433
Payment for acquisitions	$ 30,949
Time deposits
Related party balances and transactions
Interest rate	7.00%
Time Deposits, 9.6%, Maturing On August 2025
Related party balances and transactions
Interest rate	9.60%
Time Deposits, 5.0%, Maturing On January 2027
Related party balances and transactions
Interest rate	5.00%
Time Deposits, 4.5%, Maturing On July 2027
Related party balances and transactions
Interest rate	4.50%
Other related parties
Related party balances and transactions
Other financial assets	$ 44,637	28,327
Other related parties | Corporacion America S.A.
Related party balances and transactions
Payment for acquisitions	30,949
Other related parties | Loans
Related party balances and transactions
Other financial assets	15,100	14,800
Other related parties | Time deposits
Related party balances and transactions
Other financial assets	25,000	$ 10,100
Other related parties | Time Deposits, 9.6%, Maturing On August 2025
Related party balances and transactions
Other financial assets	5,000
Other related parties | Time Deposits, 5.0%, Maturing On January 2027
Related party balances and transactions
Other financial assets	10,000
Other related parties | Time Deposits, 4.5%, Maturing On July 2027
Related party balances and transactions
Other financial assets	$ 10,000